Warranty Reserves	12 Months Ended
Dec. 31, 2013
Warranty Reserves
Warranty Reserves

11. Warranty Reserves

        The table below presents the activity related to our warranty reserves, which are included in accounts payable and other liabilities in the accompanying consolidated balance sheets.

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Warranty reserves at the beginning of the year	$1,077	$840	$559
Additions to reserves for new home deliveries	1,095	733	234
Payments for warranty costs	(558)	(379)	(443)
Adjustments to prior year warranty reserves	(56)	(117)	490

Warranty reserves at the end of the year	$1,558	$1,077	$840

        During the years ended December 31, 2013, 2012 and 2011, net warranty expense of $1.0 million, $0.6 million and $0.7 million, respectively, was included in homebuilding cost of sales in the accompanying consolidated statements of operations. During the year ended December 31, 2011, we experienced higher than anticipated warranty costs in several of our close-out communities outside of Florida, thereby causing an increase in our warranty reserve by an additional $0.5 million. Due to greater focus and controls over warranty costs and better quality controls and construction practices, our adjustments to prior year warranty reserves were nominal during the years ended December 31, 2013 and 2012.